DERIVATIVE LIABILITIES (Tables)	3 Months Ended
Nov. 30, 2017
Derivative Instruments and Hedges, Liabilities [Abstract]
Schedule of weighted-average assumptions
	Three Months Ended November 30, 2017	Year Ended August 31, 2017
Expected term	0.01- 4.92 years	-
Expected average volatility	74% - 350%	-
Expected dividend yield	-	-
Risk-free interest rate	0.98%-2.14%	-

Schedule of derivative liabilities included in the balance sheet
Fair Value Measurements Using Significant Observable Inputs (Level 3)
Balance - August 31, 2017	$-
Addition of new derivative liabilities upon issuance of convertible notes as debt discounts	401,387
Addition of new derivative liabilities recognized as day one loss on derivatives from convertible notes	140,251
Addition of new derivative liabilities from reclass of warrants from additional paid in capital	2,078,065
Addition of new derivative liabilities recognized upon issuance of warrants	238,701
Addition of new derivative liabilities recognized as day one loss on derivatives from warrants	859,488
Gain on change in fair value of the derivative liabilities	(464,671)
Balance – November 30, 2017	$3,253,221

Schedule of loss on derivative liability included in the income statement
	Three Months Ended
	November 30,
	2017	2016
Day one loss due to derivative liabilities on convertible notes and warrants	$999,739	$-
Gain on change in fair value of the derivative liabilities	(464,671)	-
Loss on change in the fair value of derivative liabilities	$535,068	$-